Short-term investments	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments	Short-term investments
Primarily consist of equity investments in public and private entities the Company receives as consideration during private strategies, managed equities and broker-dealer activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2023	Dec. 31, 2022

Public equities and share purchase warrants	FVTPL	754	1,863
Private holdings	FVTPL	1,478	1,485
Total short-term investments		2,232	3,348
Gains and losses on financial assets and liabilities classified at FVTPL are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2023	Dec. 31, 2022

Co-investments in funds (1)	FVTPL	93,528	73,573
Total co-investments		93,528	73,573
(1) Includes investments in funds managed and previously managed by the Company
Gains and losses on co-investments are included in the gain (loss) on investments line in the consolidated statements of operations and comprehensive income.